Preferred and Common Stock (Details Narrative) - USD ($) $ / shares in Units, $ in Thousands		2 Months Ended	3 Months Ended					4 Months Ended	6 Months Ended			8 Months Ended	12 Months Ended
	Jul. 10, 2020	Feb. 21, 2020	Jun. 30, 2021	Mar. 31, 2021	Jun. 30, 2020	Mar. 31, 2020	Mar. 21, 2019	Apr. 18, 2019	Jun. 30, 2021	Jun. 30, 2020	Jul. 15, 2017	Sep. 09, 2021	Dec. 21, 2020	Dec. 31, 2020
Common Stock, Shares, Outstanding			15,897,064						15,897,064					15,881,147
Preferred Stock, Shares Outstanding			23,032						23,032					23,032
Payments of Ordinary Dividends, Noncontrolling Interest									$ (0)	$ 9,948
Grimaud [Member]
Number of shares												6,434,000
Proceeds from Sale of Available-for-sale Securities, Equity												$ 31,270
Navios Corporation [Member]
Common Stock, Shares, Outstanding			2,414,263						2,414,263					2,414,263
Navios Logistics [Member]
Payments of Dividends	$ 6,381	$ 27,500
Payments of Ordinary Dividends, Noncontrolling Interest	$ 2,308	9,948
Navios Logistics [Member] | Navios Holdings [Member]
Payments of Dividends		$ 17,552
Common Stock Dividends, Shares	2,414,263
Series G And Series H [Member]
Percentage of the increase of the preferred dividend rate											0.25%
Series G Preferred Stock [Member]
Number of shares									2,000,000
Preferred Stock, Liquidation Preference Per Share			$ 2,500						$ 2,500
Preferred Stock, Redemption Price Per Share			$ 25.00						$ 25.00
Dividend rate of preferred stock									8.75%
Preferred Stock, Shares Outstanding			5,350						5,350					5,350
Series G Preferred Stock [Member] | Senior Notes 2024 [Member]
Dividend cancelled								$ 6,798
Number of shares issued for the exchange offer								8,841
Shares tendered, nominal value								$ 21,271
Tender offer expenses								620
Payments for repurchase of preferred stock								4,423
2024 Notes issues								3,879
Gain/ (Loss) from stock redemption recognized in Retained Earnings								$ 12,568
Series H Preferred Stock [Member]
Number of shares									4,800,000
Preferred Stock, Liquidation Preference Per Share			$ 2,500						$ 2,500
Preferred Stock, Redemption Price Per Share			$ 25.00						$ 25.00
Dividend rate of preferred stock									8.625%
Preferred Stock, Shares Outstanding			17,682						17,682					17,682
Series H Preferred Stock [Member] | Senior Notes 2024 [Member]
Dividend cancelled							$ 7,678
Number of shares issued for the exchange offer							10,930
Shares tendered, nominal value							$ 26,297
Tender offer expenses							997
Payments for repurchase of preferred stock							4,188
2024 Notes issues							4,747
Gain/ (Loss) from stock redemption recognized in Retained Earnings							$ 16,365
Stock plan approved by Board of Directors [Member]
Stock-based compensation expenses, shares granted													16,000
Preferred Stock [Member]
Conversion of Stock, Shares Converted						210
Dividend cancelled				$ 171
Preferred Stock [Member] | Dividend Undeclared [Member]
Undeclared Preferred Dividends									$ 27,783
Common Stock [Member]
Conversion of Stock, Shares Issued						(22,712)
Common Stock [Member] | Dividend Undeclared [Member]
Share Price				$ 6
Common Stock [Member] | Dividends Undeclared [Member]
Conversion of Stock, Shares Issued						(1,712)
Restricted Stock [Member]
Forfeited shares of common stock			56		1,230				83	1,230
Vested units			0		84,336				37,879	84,336